Stock-Based Compensation (Policies)	12 Months Ended
Dec. 31, 2015
Stock-based Compensation
Stock-Based Compensation Plans (Applies to AEP)

As of December 31, 2015, AEP had performance units and restricted stock units outstanding under the American Electric Power System Long-Term Incentive Plan (LTIP).  Upon vesting, performance units are paid in cash and restricted stock units are settled in AEP common shares, except for restricted stock units granted after January 1, 2013 and vesting to executive officers, which are paid in cash. The impact of AEP’s stock-based compensation plans are insignificant to the financial statements of the Registrant Subsidiaries.

AEP maintains a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock.  This includes AEP career shares maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the Human Resources Committee of the Board of Directors.  AEP career shares are derived from vested performance units granted to employees under the LTIP.  AEP career shares are equal in value to shares of AEP common stock and become payable to executives in cash after their service ends.  AEP career shares accrue additional dividend shares in an amount equal to dividends paid on AEP common shares, and are reinvested in such shares at the closing market price on the dividend payments date.

AEP compensates their non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors.  These stock units become payable in cash to directors after their service ends.

Management measures and recognizes compensation expense for all share-based payment awards to employees and directors based on estimated fair values. For share-based payment awards with service only vesting conditions, management recognizes compensation expense using the straight-line single-option method.  Stock-based compensation expense recognized on the statements of income for the years ended December 31, 2015, 2014 and 2013 is based on awards ultimately expected to vest.  Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures.  Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2015, 2014 and 2013, compensation expense is included in Net Income for the performance units, career shares, restricted stock units and the non-employee director’s stock units. See Note 15 for additional discussion.

Stock Based Compensation [Member]
Stock-based Compensation
AEP’s long-term incentive plan available for eligible employees and directors, the Amended and Restated American Electric Power System Long-Term Incentive Plan (the “Prior Plan”), was replaced prospectively for new grants by the American Electric Power System 2015 Long-Term Incentive Plan (the “2015 LTIP”) effective in April 2015. The 2015 LTIP provides for a maximum of 10 million common shares to be available for grant to eligible employees and directors. As of December 31, 2015, 9,964,153 shares remained available for issuance under the 2015 LTIP plan. No new awards may be granted under the Prior Plan. To the extent the issuance of a share that is subject to an outstanding award under the Prior Plan, the issuance of that share will take place under the Prior Plan. The 2015 LTIP awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance share units, cash-based awards and other stock-based awards. If a share is issued pursuant to a stock option or a stock appreciation right, it will reduce the aggregate amount authorized under the 2015 LTIP by 0.286 of a share. If a share is issued for any other award, it will reduce the aggregate amount authorized under the 2015 LTIP by one share. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of AEP’s Board of Directors (HR Committee).
AEP’s practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting.  Although management does not currently anticipate any changes to this practice, management is permitted to use treasury shares, shares acquired in the open market specifically for distribution under the 2015 LTIP and Prior Plan or any combination thereof for this purpose.  The number of new shares issued to fulfill vesting RSUs is generally reduced to offset AEP’s tax withholding obligation.
Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance units and AEP career shares is adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.4 years.

Employee Stock Option [Member]
Stock-based Compensation
AEP did not grant stock options in 2015, 2014 or 2013. AEP did have outstanding stock options from grants in earlier periods that were exercised in 2013.  As of December 31, 2015, AEP has no outstanding stock options.  AEP recorded compensation cost for stock options over the vesting period based on the fair value on the grant date.  The 2015 LTIP specifies a maximum contractual term of 10 years for stock options.

Performance Units [Member]
Stock-based Compensation
Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the Standard and Poor’s 500 Electric Utilities Index and (b) three-year cumulative earnings per share measured relative to a target approved by AEP’s Board of Directors
Pursuant to the 2015 LTIP, AEP’s performance units are paid out in cash rather than AEP shares. For that reason, AEP’s performance units no longer reduce the aggregate share authorization. AEP’s performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period.  The number of performance units held at the end of the three year performance period is multiplied by the performance score to determine the actual number of performance units realized.  The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee.  Certain employees must satisfy stock ownership requirements. If those employees have not met their stock ownership requirements, their performance units are mandatorily deferred as AEP career shares.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock.  AEP career shares are paid in cash after the participant’s termination of employment.  Amounts equivalent to cash dividends on both performance units and AEP career shares accrue as additional units.  Management records compensation cost for performance units over a three-year vesting period.  The liability for both the performance units and AEP career shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value.

Restricted Shares and Restricted Stock Units [Member]
Stock-based Compensation
The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends. Additional RSUs granted as dividends vest on the same date as the underlying RSUs. RSUs are converted into a share of AEP common stock upon vesting, except for AEP’s officers subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934, who are paid in cash.  In 2014, there were no RSUs granted to Section 16 officers due to a change that deferred granting these and other awards until February 2015. For RSUs paid in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs paid in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting is determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.

Stock Unit Accumulation Plan for Non Employee Directors [Member]
Stock-based Compensation
AEP also has a Stock Unit Accumulation Plan for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to Non-Employee Directors are fully vested upon grant date.  Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. After five years of service on the Board of Directors, non-employee directors receive contributions to an AEP stock fund awarded under the Stock Unit Accumulation Plan.

Management records compensation cost for stock units when the units are awarded and adjusts the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.